T. ROWE PRICE RETIREMENT BALANCED I FUND - I CLASS
August 31, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/20	Cost	Cost	Shares	8/31/20
(Cost and value in $000s)
BOND MUTUAL FUNDS 56.6%
T. Rowe Price Funds:
Limited Duration Inflation Focused
Bond Fund	93,169	7,239	5,485	18,929,739	98,245
New Income Fund	45,523	7,929	1,529	5,345,816	53,084
International Bond Fund (USD
Hedged)	14,943	2,897	561	1,724,150	17,621
Emerging Markets Bond Fund	10,905	1,674	458	1,170,152	13,106
High Yield Fund	9,383	2,863	405	1,909,512	12,335
Dynamic Global Bond Fund	9,833	1,124	366	1,096,344	10,733
Floating Rate Fund	3,708	261	150	420,040	3,906
U. S. Treasury Long-Term Fund	2,541	300	107	177,919	2,712
Total Bond Mutual Funds (Cost $203,355)					211,742

EQUITY MUTUAL FUNDS 40.5%
T. Rowe Price Funds:
Equity Index 500 Fund	73,731	3,720	27,608	565,622	52,716
International Value Equity Fund	12,579	482	1,853	1,009,133	12,655
International Stock Fund	10,998	550	681	653,869	12,430
Growth Stock Fund	1,737	9,138	26	130,696	12,308
Overseas Stock Fund	11,547	550	1,389	1,129,346	12,140
Value Fund	1,382	9,721	23	319,528	11,608
Emerging Markets Stock Fund	6,761	184	693	159,574	7,478
Mid-Cap Growth Fund	6,315	182	293	67,309	6,915
Mid-Cap Value Fund	5,498	284	318	229,819	6,221
New Horizons Fund(2)	5,056	33	1,192	54,028	4,323
Small-Cap Stock Fund(2)	3,827	184	428	76,088	4,065
Real Assets Fund	3,339	154	206	324,384	3,679
Small-Cap Value Fund	3,097	176	197	80,166	3,482
U. S. Large-Cap Core Fund	38	1,076	1	43,720	1,254
Emerging Markets Discovery Stock
Fund	61	378	3	37,683	447
Total Equity Mutual Funds (Cost $125,342)					151,721

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT BALANCED I FUND - I CLASS

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/20	Cost	Cost	Shares	8/31/20
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.9%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 0.24%(3)	9,641	14,889	13,734	10,795,487	10,796
Total Short-Term Investments (Cost $10,796)					10,796
Total Investments in Securities 100.0%
(Cost $339,493)					$374,259
Other Assets Less Liabilities (0.0)%					(79)
Net Assets 100.0%					$374,180

(1)	Each underlying Price Fund is an affiliated company; the fund is invested in the
Z Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www. troweprice. com.
(2)	Non-income producing
(3)	Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT BALANCED I FUND - I CLASS

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(3)	$142	$65
Emerging Markets Bond Fund	(48)	985	141
Emerging Markets Discovery
Stock Fund	—	11	—
Emerging Markets Stock Fund	18	1,226	—
Equity Index 500 Fund	5,576	2,873	305
Floating Rate Fund	(9)	87	43
Growth Stock Fund	—	1,459	—
High Yield Fund	(22)	494	163
International Bond Fund (USD
Hedged)	1	342	80
International Stock Fund	(21)	1,563	—
International Value Equity Fund	(247)	1,447	—
Limited Duration Inflation
Focused Bond Fund	35	3,322	196
Mid-Cap Growth Fund	(1)	711	—
Mid-Cap Value Fund	(55)	757	—
New Horizons Fund	363	426	—
New Income Fund	3	1,161	356
Overseas Stock Fund	(129)	1,432	—
Real Assets Fund	(13)	392	—
Small-Cap Stock Fund	(10)	482	—
Small-Cap Value Fund	(33)	406	—
U. S. Large-Cap Core Fund	—	141	—
U. S. Treasury Long-Term Fund	(2)	(22)	13
Value Fund	—	528	—
U. S. Treasury Money Fund	—	—	9
Totals	$5,403#	$20,365	$1,371+

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1,371 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT BALANCED I FUND - I CLASS
UNAUDITED
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement Balanced I Fund - I Class (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2020, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.